Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2018
Interests in Other Entities [Abstract]
Disclosure of interests in associates
The following tables provide summarized financial information with respect to BCE’s associates and joint ventures. For more details on our associates and joint ventures see Note 32, Related party transactions.
Statements of financial position

AS AT	December 31, 2018	December 31, 2017	January 1, 2017
Assets	3,819	3,796	3,856
Liabilities	(2,253)	(2,155)	(2,119)
Total net assets	1,566	1,641	1,737
BCE’s share of net assets	798	814	852

Income statements

For the year ended December 31	NOTE	2018	2017
Revenues		2,128	1,863
Expenses		(2,191)	(1,924)
Total net losses		(63)	(61)
BCE’s share of net losses	8	(35)	(31)

Disclosure of interests in joint arrangements
The following tables provide summarized financial information with respect to BCE’s associates and joint ventures. For more details on our associates and joint ventures see Note 32, Related party transactions.
Statements of financial position

AS AT	December 31, 2018	December 31, 2017	January 1, 2017
Assets	3,819	3,796	3,856
Liabilities	(2,253)	(2,155)	(2,119)
Total net assets	1,566	1,641	1,737
BCE’s share of net assets	798	814	852

Income statements

For the year ended December 31	NOTE	2018	2017
Revenues		2,128	1,863
Expenses		(2,191)	(1,924)
Total net losses		(63)	(61)
BCE’s share of net losses	8	(35)	(31)